UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-22219

                 Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC

333 Market Street, 29th floor

                                                      San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden

Wells Fargo Alternative Asset Management, LLC

333 Market Street, 29th Floor
MAC A0119-291

                                                     San Francisco, CA 94105
(Name and address of agent for service)

registrant’s telephone number, including area code:(415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: January 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Financial Statements for the

Year Ended January 31, 2009 with

Report of Independent Registered Public Accounting Firm

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Table of Contents
Page

Report of Independent Registered Public Accounting Firm	1

Consolidated Statement of Assets, Liabilities and Members' Capital	2

Consolidated Statement of Operations	3

Consolidated Statement of Changes in Members' Capital	4

Consolidated Statement of Cash Flows	5

Consolidated Financial Highlights	6

Notes to Consolidated Financial Statements	7

Supplemental Information	10

Financial Statements of Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Report of Independent Registered Public Accounting Firm

To The Board of Directors and Unitholders of

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC:

We have audited the accompanying consolidated statement of assets and liabilities of the Wells Fargo Multi-Strategy 100 TEI Fund I, LLC, (the “Fund”) as of January 31, 2009, and the related consolidated statement of operations, consolidated statement of changes in net assets, consolidated cash flows and consolidated financial highlights for the period August 1, 2008 (inception date) to January 31, 2009. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 2009, by correspondence with the custodian or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Wells Fargo Multi-Strategy 100 TEI Fund I, LLC as of January 31, 2009, and the results of their operations, changes in net assets, cash flows and financial highlights for the period form August 1, 2008 (inception) through January 31, 2009, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania

March 27, 2009

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Assets, Liabilities and Members' Capital
As of January 31, 2009
Assets

Investment in the Master Fund	$30,926,503
Cash and cash equivalents	7,187
Investment in the Master Fund paid in advance	125,000
Investment in the Master Fund sold receivable	1,158,626
Total assets	32,217,316

Liabilities

Payables:
Payable for Units tendered	1,158,626
Subscriptions received in advance	125,000
Directors' fees	2,833
Accrued expenses and other liabilities	6,587
Total liabilities	1,293,046

Net Assets

Total net assets	$30,924,270

Members' Capital

Represented by:
Paid-in capital	$35,423,422
Retained earnings	(4,499,152)
Total members' capital	$30,924,270

Units outstanding	25,795.3180
Net asset value per unit	$1,198.8327

See Notes to Financial Statements.

2

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Operations
For the Period from August 1, 2008 (inception date) to January 31, 2009
Fund Income

Income allocated from Master Fund	$58,944
Interest	388
Expenses allocated from Master Fund	(340,965)
Total income	(281,633)

Fund Expenses

Accounting and administration fees	41,820
Registration fees	7,734
Professional fees	6,973
Directors' fees	6,333
Custody fees	1,453
Other operating expenses	4,250
Total expenses	68,563
Less: Expense waivers	(53,325)
Net expenses	15,238
Net investment loss	(296,871)

Net Realized and Unrealized Depreciation on Investments Allocated from Master Fund

Net realized loss on investments	(1,757,075)
Net change in unrealized depreciation on investments	(2,445,206)
Total net realized and unrealized loss on investments	(4,202,281)

Net decrease in members' capital resulting from operations	$(4,499,152)

See Notes to Financial Statements.

3

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Changes in Members' Capital
For the Period from August 1, 2008
(inception date) to January 31, 2009
Increase (Decrease) in Members' Capital Operations

Net investment loss	$(296,871)
Realized loss on investments	(1,757,075)
Net change in unrealized depreciation on investments	(2,445,206)
Net decrease in members' capital resulting from operations	(4,499,152)

Capital Transactions

In-kind capital subscription	26,735,048
Proceeds from issuance of units	9,897,000
Fair value of units tendered	(1,208,626)
Increase in members' capital derived from capital transactions	35,423,422

Members' Capital

Total increase in members' capital	30,924,270
Beginning of period	-
End of period	$30,924,270

See Notes to Financial Statements.

4

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Cash Flows
For the Period from August 1 2008 (inception date) to January 31, 2009
Cash Used for Operating Activities

Net decrease in members' capital resulting from operations	$(4,499,152)

Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Net investment loss allocated from the Master Fund	282,020
Net realized loss on investments allocated from the Master Fund	1,757,075
Net change in unrealized depreciation on investments allocated from the Master Fund	2,445,206
Increase in investment in the Master Fund paid in advance	(125,000)
Increase in investment in the Master Fund sold receivable	(1,158,626)
Increase in direactors fees payable	2,833
Increase in other liabilities	6,587
Purchases of interest in the Master Fund	(9,884,382)
Sales of interest in the Master Fund	1,208,626
Net cash used for operating activities	(9,964,813)

Cash Provided by Financing Activities

Proceeds from issuance of Units (inclusive of increase in subscriptions received in advance of $125,000)	10,022,000
Payments from tender of Units (net of increase in payable for Units tendered of $1,158,626)	(50,000)
Net cash provided by financing activities	9,972,000

Cash and Cash Equivalents

Net increase in cash and cash equivalents	7,187
Cash and cash equivalents at beginning of period.	-
Cash and cash equivalents at end of period	$7,187

Supplemental Disclosure of Non-cash Operating & Financing Activities

Trusts contributed in-kind by members	$26,735,048

See Notes to Financial Statements.

5

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Financial Highlights
For the Period from August 1, 2008
(inception date) to January 31, 2009
USD
Per unit operating performance:
(For a unit outstanding throughout the period)

Net asset value at beginning of period	$1,370.4595

Income from investment operations:
Net investment loss(a)	(11.3671)
Net realized and unrealized gain from investments	(160.2597)

Total from investment operations	(171.6268)

Net asset value at end of period	$1,198.8327

Total return:

Total return(b)	(12.52%)

Ratios to average net assets:

Expenses gross of waiver (c) (d)	2.49%
Expenses net of waiver (c) (d)	2.16%

Net investment loss (c)	(1.80%)

Net assets, end of period (in thousands)	$30,924

(a) Based on average units outstanding.
(b) Not annualized.
(c) Annualized.
(d) The expense ratio does not include expenses of the underlying funds in which the Master Fund invests.

See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Financial Statements.

6

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements
January 31, 2009

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “TEI Fund”) is a newly formed Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.  The TEI Fund is a “feeder” fund in a “master-feeder” structure and indirectly invests substantially all of its investable assets in the Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Fund”) (together, the “Funds). The TEI Fund is designed solely for investment by investors who are tax-exempt (“Tax-Exempt Members”) or who are non-United States persons as set forth below. The structure of the TEI Fund should enable Tax-Exempt Members to invest without receiving unrelated business taxable income (“UBTI”), which would be taxable income to such Members regardless of their tax-exempt status. The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements. These financial statements are consolidated financial statements of the TEI Fund and the Offshore Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund and the Offshore Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation – The TEI Fund invests substantially all of its assets in the Offshore Fund and owns 100% of the beneficial interests of the Offshore Fund. The Offshore Fund records its investment in the Master Fund at fair value based on the most recently determined net asset value per unit of the relevant series of the Master Fund. The value of such investments in the Master Fund reflects the TEI and Offshore Funds’ proportionate interest (33.80% at January 31, 2009) in the net assets of the Master Fund. The performance of the TEI Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements, which are attached to this report. The TEI Fund and the Offshore Fund have the same investment objective and strategies as the Master Fund.

(b) Income taxes – The TEI Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. The TEI Fund should not be subject to U.S. federal income tax, and each Member will be required to report on its own annual tax return, to the extent required, the Member’s distributive share of the TEI Fund’s taxable income or loss.

Effective August 1, 2008, the TEI Fund implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the TEI Fund, and has determined that the adoption of FIN 48 does not have a material impact on the TEI Fund’s financial statements. The TEI Fund will file U.S. and various state tax returns. No income tax returns are currently under examination.

(c) Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis. The TEI Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code. Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method. In addition, the TEI Fund records its own investment income and operating expenses on an accrual basis.

7

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)
January 31, 2009

(d) Cash and Cash Equivalents – The TEI Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The TEI Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the TEI Fund.

(e) Distributions – The TEI Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Members. The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the TEI Fund’s Board.

(f) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

(g) Organization expenses and offering costs –  Organization expenses include the cost of preparing the Private Placement Memorandums and the Limited Liability Company Agreements of Wells Fargo Multi-Strategy 100 Fund I, LLC and Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “Feeder Funds”) and other legal expenses related thereto. Offering expenses incurred in offering and selling Units and other legal expenses related thereto.

(h) Third party service providers – PNC Global Investment Servicing (the “Administrator”) serves as the Administrator to the Funds. PFPC Trust Company (the “Custodian”) serves as the Custodian to the Funds. The TEI Fund will pay the Administrator and the Custodian in consideration of these services. Under an agreement made between the Administrator and the TEI Fund, the Administrator agrees to waive the fees that are above 21.5 basis points of the assets of the Master Fund. This waiver agreement is in effect through July 31, 2009. For the period ended January 31, 2009, the total waiver was $53,325.

3. Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the TEI Fund and the Master Fund.  WFAAM is registered with the SEC as an investment adviser under the Advisers Act. The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Fund and Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5. As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the TEI Fund’s Board has approved a service agreement entered into between the TEI Fund and the Adviser under the same terms, except as set forth in the next sentence. Under such agreement, the TEI Fund does not pay the Adviser a fee if and for so long as the Fund is invested in the Master Fund.

The placement agent for each Fund is Wells Fargo Investments, LLC (“Placement Agent”). Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the Funds, 1.00% on the next $500,000 subscribed for in the Funds, and 0.50% on any amount over $1,000,000 subscribed for in the Funds.  In addition, WFAAM may pay a portion of the Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

8

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)
January 31, 2009

4. Investments

Interests of the Master Fund transferred from Wells Fargo Multi-Strategy 100 Hedge Fund, Ltd. (please refer to the Master Fund’s financial statements for details of the transaction) as of August 1, 2008 were $26,735,048.

Costs of purchases of interests of the Master Fund for the period ended January 31, 2009 were $9,884,382.

Proceeds from sales of interests of the Master Fund for the period ended January 31, 2009 were $1,208,626.

As of January 31, 2009, the Fund’s proportionate beneficial ownership of the Master Fund is 33.80%.

5. Capital Share Transactions

The TEI Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the TEI Fund as of the close of business on the last business day of the prior month. The TEI Fund’s Board may discontinue accepting subscriptions at any time. The minimum initial investment in the TEI Fund is $50,000. The minimum additional investment is $10,000. No Member of the TEI Fund or other person holding Units of the Fund acquired from a Member will have the right to require the TEI Fund to redeem those Units. The TEI Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the TEI Fund’s Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

Transactions in capital were as follows (excluding 25,386 units worth $26,735,048 contributed in-kind by members as of August 1, 2008):

For the Period Ended January 31, 2009	Unit	Amount
Units sold	7,095	$9,897,000
Units repurchased	(1,025)	(1,208,626)
Net increase	6,070	$8,688,374

6. Risk Factors

An investment in the TEI Fund involves various risks. The TEI Fund allocates assets to the Master Fund. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

9

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited)

The Boards of Managers of the Funds and the Master Fund

The Funds’ Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds and Master Fund, respectively, and have overall responsibility to manage and control the business affairs of the Funds and the Master Fund, respectively, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ and the Master Fund’s business, respectively. The Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds and the Master Fund, respectively, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust. The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest). The Offshore Feeder Fund does not have a board of directors. The members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund. The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The Managers of the Boards and the Master Fund Board are not required to contribute to the capital of the Funds or the Master Fund or to hold Units of the Funds or an interest in the Master Fund. A majority of the Managers of the Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds and the Master Fund, respectively (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Funds and the Master Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the Managers and officers of the Funds and the Master Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Funds or the Master Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) With the Funds and the Master Fund	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 45*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	3	None.

10

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited)

Name and Age	Position(s) With the Funds and the Master Fund	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Dennis G. Schmal; 61	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Director of the 13 AssetMark mutual funds since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.	3

Director of the 13 AssetMark mutual funds since 2007; Director of Varian Semiconductor Equipment Associates since 2004; Director of MCF Corporation since 2003; Director of North Bay Bancorp from 2006 to 2007.

Tim Holmes, 46	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Portfolio Manager of Nuveen Asset Management since 2007; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	3	None.

*	Indicates an interested Manager.

(1)

Each Manager serves until death, retirement, resignation or removal from the applicable Board or the Master Fund Board. Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 3 closed-end registered investment companies, including the Funds and the Master Fund.

11

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited)

Principal Officers who are not Managers:

Name and Age	Position(s) With the Fund and the Master Fund	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 38	Treasurer	Since August 1, 2008

Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 51	Chief Compliance Officer, Secretary	Since August 1, 2008	Vice President and Compliance Manager of Wells Fargo Bank’s Wealth Management Group since 2004; CCO of Nelson Capital Management, a division of Wells Fargo Private Investment Advisors, LLC since 2005; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of a Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

12

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Statements for the

Year Ended January 31, 2009 with

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To The Board of Directors and Unitholders of

Wells Fargo Multi-Strategy 100 Master Fund I, LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Wells Fargo Multi-Strategy 100 Master Fund I, LLC, (the “Fund”) as of January 31, 2009, and the related statement of operations, statement of changes in net assets, cash flows and financial highlights for the period August 1, 2008 (inception date) to January 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the underlying funds owned as of January 31, 2009, by correspondence with the transfer agent and custodian of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wells Fargo Multi-Strategy 100 Master Fund I, LLC as of January 31, 2009, the results of its operations, changes in net assets, cash flows and financial highlights for the period August 1, 2008 (inception) through January 31, 2009, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania

March 27, 2009

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments
As of January 31, 2009			(in U.S. dollars)

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 3.3%	HFR CA Global Opportunity Fund	$2,705,800	$3,006,896
Distressed Securities - 10.5%	HFR DS Opportunity Fund	3,599,516	2,341,115
	HFR DS Restoration Fund	5,273,255	5,524,482
	HFR EM Select Fund	2,983,260	1,730,039
			9,595,636
Equity Hedge - 33.8%	HFR HE Acero Fund	3,479,807	3,364,261
	HFR HE Ajia Lighthorse China Growth Fund	2,746,499	2,332,065
	HFR HE Enorasi Fund	4,080,553	3,684,495
	HFR HE Europe Performance Fund	2,772,948	2,538,180
	HFR HE Gartmore Fund	5,258,986	5,120,134
	HFR HE Soundpost Fund	3,458,948	3,211,785
	HFR HE Systematic Fund	5,341,097	4,585,621
	HFR HE Timescape Fund	6,458,804	6,115,798
			30,952,339
Event Driven - 8.0%	HFR ED Discovery Fund	3,042,204	3,031,871
	HFR ED PilotRock Fund	5,467,556	4,291,675
			7,323,546
Macro - 17.4%	HFR EM Advantage Fund	1,799,436	881,527
	HFR Macro Discovery Fund	5,101,883	3,434,819
	HFR Macro Seagate Fund	1,549,400	1,568,121
	HFR MF Beach Fund	3,571,673	4,449,562
	HFR MF Diversified Select Fund	5,217,560	5,577,996
			15,912,025
Merger Arbitrage - 9.0%	HFR MA Shorewater Fund	1,927,349	2,014,887
	HFR MA Strategic Fund	6,038,364	6,255,629
			8,270,516
Relative Value - 16.2%	HFR RVA ARX Fund	1,989,685	1,816,462
	HFR RVA Combined Fund	5,488,209	3,976,275
	HFR RVA Lazard Rathmore Fund	1,925,788	1,982,625
	HFR RVA Titan Fund	5,859,188	7,064,422
			14,839,784
Total Investments* (Cost - $97,137,768) - 98.2%			89,900,742
Other Assets Less Liabilities - 1.8%			1,610,059
Net Assets - 100.0%			$91,510,801

The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$91,266,893
Gross unrealized appreciation	$5,517,354
Gross unrealized depreciation	(6,883,505)
Net unrealized depreciation	$(1,366,151)

* Non-income producing securities.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments (continued)
As of January 31, 2009

Investments by Strategy (as a percentage of total investments) (unaudited)
Equity Hedge	34.4%
Macro	17.7
Relative Value	16.5
Distressed Securities	10.7
Merger Arbitrage	9.2
Event-Driven	8.2
Convertible Arbitrage	3.3
100.0%

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Assets, Liabilities and Members' Capital
As of January 31, 2009
Assets

Investments in Trusts, at fair value
(cost - $97,137,768)	$89,900,742
Cash and cash equivalents	5,802,980
Investments paid in advance	2,975,600
Rebate receivable	26,551
Prepaid offering costs	92,928
Prepaid expenses	33,217
Total assets	98,832,018

Liabilities

Payables:
Payable for Units tendered	5,544,370
Subscriptions received in advance	1,563,500
Management fees	95,423
Directors' fees	2,833
Accrued expenses and other liabilities	115,091
Total liabilities	7,321,217

Net Assets

Total net assets	$91,510,801

Members' Capital

Represented by:
Paid-in capital	$104,820,484
Retained earnings	(13,309,683)
Total members' capital	$91,510,801

Units outstanding	104,564.1279
Net asset value per unit	$875.1644

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Operations For the Period from August 1, 2008 (inception date) to January 31, 2009
Investment Income

Interest	$1,191
Rebate	173,094
Total investment income	174,285

Fund Expenses

Management fees	596,306
Offering expenses	87,072
Organizational expenses	70,000
Accounting and administration services	64,751
Professional fees	79,000
Registration fees	17,475
Shareholder reports	10,631
Directors' fees	6,333
Custody fees	5,291
Other operating expenses	71,548
Total expenses	1,008,407
Net investment loss	(834,122)

Net Realized and Unrealized Loss on Investments

Net realized loss on investments	(5,238,535)
Net change in unrealized depreciation on investments	(7,237,026)
Total net realized and unrealized loss on investments	(12,475,561)

Net decrease in members' capital resulting from operations.	$(13,309,683)

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Changes in Members' Capital
For the Period from August 1, 2008
(inception date) to January 31, 2009
Increase (Decrease) in Members' Capital
Operations

Net investment loss	$(834,122)
Net realized loss on investments	(5,238,535)
Net change in unrealized depreciation on investments	(7,237,026)
Net decrease in members' capital resulting from operations	(13,309,683)

Capital Transactions

In-kind capital subscription	88,304,551
Proceeds from issuance of Units	25,013,110
Fair value of Units tendered	(8,497,177)
Increase in members' capital derived from capital transactions	104,820,484

Members' Capital

Total increase in members' capital	91,510,801
Beginning of period	-
End of period	$91,510,801

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Statement of Cash Flows
For the Period from August 1, 2008 (inception date) to January 31, 2009
Cash Used for Operating Activities

Net decrease in members' capital resulting from operations	$(13,309,683)

Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Increase in investments paid in advance	(2,975,600)
Increase in rebate receivable	(26,551)
Increase in prepaid offering costs	(92,928)
Increase in other assets	(33,217)
Increase in management fees payable	95,423
Increase in directors' fees payable	2,833
Increase in accrued expenses and other liabilities	115,091
Net realized loss on investments	5,238,535
Net change in unrealized depreciation on investments	7,237,026
Purchases of Trusts	(42,323,790)
Sales of Trusts	28,252,038
Net cash used in operating activities	(17,820,823)

Cash Provided by Financing Activities

Proceeds from issuance of Units (inclusive of increase in subscriptions received in advance of $1,563,500)	26,576,610
Payments from tender of Units (net of increase in payable for Units tendered of $5,544,370)	(2,952,807)
Net cash provided by financing activities	23,623,803

Cash and Cash Equivalents

Net increase in cash and cash equivalents	5,802,980
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$5,802,980

Supplemental Disclosure of Non-cash Operating & Financing Activities

Trusts contributed in-kind by members	$88,304,551

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Highlights
For the Period from August 1, 2008
(inception date) to January 31, 2009

Per unit operating performance:
(For unit outstanding throughout the period)

Net asset value at beginning of period	$1,000.0000

Income from investment operations:
Net investment loss(a)	(7.8778)
Net realized and unrealized loss from investments	(116.9578)

Total from investment operations	(124.8356)

Net asset value at end of period	$875.1644

Total return:

Total return(b)	(12.48%)

Ratios to average net assets:

Expenses(c) (d) (e)	2.07%

Net investment income(c)	(1.71%)

Net assets, end of period (in thousands)	$91,511
Portfolio turnover	30.00%

(a)	Based on average units outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	The expense ratio does not include expenses of the Underlying Funds in which the Master Fund invests.
(e)

Included in the expense ratio are the organization and offering expenses related to the formation of the partnership. Without these organization and offering expenses, the expense ratio would have been 1.75%

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements
January 31, 2009

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) a newly formed Delaware limited liability company and has been registered as an investment company under the 1940 Act since August 1, 2008. The Master Fund is a closed-end management investment company. Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Master Fund.

Effective after the close of business on July 31, 2008, in anticipation of the Master Fund registering as an investment company, the Master Fund received an asset transfer pursuant to a multi-step reorganization transaction, in which the Master Fund assumed the portfolio of Wells Fargo Multi-Strategy 100 Hedge Fund, LLC (the “Onshore Hedge Fund”), except for assets restricted for liquidation purposes or redemptions, with the Onshore Hedge Fund’s investors becoming investors in the Wells Fargo Multi-Strategy 100 Fund I, LLC (the "Taxable Investor Fund") in anticipation of the Taxable Investor Fund’s registration as an investment company. After the Onshore Hedge Fund’s transaction, the portfolio of Wells Fargo Multi-Strategy 100 Hedge Fund, Ltd. (the “Offshore Hedge Fund”) was contributed to Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”), which in turn contributed the portfolio to the Master Fund, with the Offshore Hedge Fund’s investors becoming investors in the Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the "TEI Fund") in anticipation of the TEI Fund’s registration as an investment company. The Master Fund, the Taxable Investor Fund, and the TEI Fund together are referred as the “Funds”.WFAAM was the investment adviser to the Onshore Hedge Fund and Offshore Hedge Fund, and manages the Master Fund in a manner substantially the same as it managed the Onshore Hedge Fund and the Offshore Hedge Fund.

The Master Fund’s investment objective is to maximize total return while maintaining equity-like volatility and downside protection in declining markets to reward the investors with consistent yet outsized equity-like returns over longer investment time horizons.  The Master Fund generally pursues its investment objective by investing in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”, together, the “Trusts”) of HFR Umbrella Trust (“Umbrella Trust”), a Bermuda Unit Trust. Each Trust pursues a distinct investment strategy under the direction of an independent investment manager (each, a “Trading Manager”). Each Trust is associated with a specific Trading Manager and strategy. WFAAM intends to utilize various investment strategies including, but are not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, even-driven, macro, merger arbitrage, and relative value arbitrage. WFAAM also intends to use proprietary analytical and optimization techniques to create combinations of strategies to achieve the risk and return objectives. WFAAM reserves the right to retain assets at the Master Fund level and to invest assets of the Master Fund in securities and assets other than the Trusts, including other private investment funds. There is no guarantee the Master Fund will achieve its investment objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Valuation of investments in Trusts – The Master Fund values its investments in the Trusts at fair value in accordance with procedures established by the Master Fund Board. The fair value of the Master Fund’s interest in a Trust will represent the amount that the Master Fund could reasonably expect to receive from a Trust or from a third party if the Master Fund’s interest were redeemed or sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. These investments are redeemable with the Trusts at net asset values under the original terms of the partnership agreements and/or subscription agreements and operations of the Trusts.  However, it is possible that these redemption rights may be restricted or eliminated by the Trusts in the future in accordance with the underlying funds agreements. Due to the nature of the investments held by the Trusts, changes in market conditions and the economic environment may significantly impact the net asset value of the Trusts and the fair value of the Mater Fund’s interests in the Trusts. Furthermore, changes to the liquidity provisions of the Trusts may significantly impact the fair value of the Master Fund’s interests in the Trusts. Under some circumstances, the Master Fund or the Adviser may determine, based on other information available to the Master Fund or the Adviser, that a Trust’s reported valuation does not represent fair value. In addition, the Master Fund may not have a Trust’s reported valuation as of a particular fiscal period end. In such cases, the Master Fund would determine the fair value of such a Trust based on any relevant information available at the time. The Master Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Master Fund.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

The Financial Accounting Standards Board recently added a project to its agenda to provide guidance to address the measurement basis for investments in alternative investment funds. The guidance resulting from this project may impact the carrying amount of such investments in future periods.

(b) Income taxes – The Master Fund is classified as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation. No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.

Effective August 1, 2008, the Master Fund implemented Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Master Fund’s financial statements. The Master Fund will file U.S. and various state tax returns. No income tax returns are currently under examination.

(c) Security transactions and investment income – The Trusts’ transactions are recorded on the effective dates of the transactions. Realized gains and losses on the Trusts transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. The Master Fund will indirectly bear a portion of the Trusts’ income and expenses, including management fees and incentive fees charged by the Trusts. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

(d) Cash and Cash Equivalents – The Master Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Maser Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Master Fund.

(e) Rebate Income – A portion of the management fees charged by the investment managers of the Trusts that the Master Fund invests in is rebated to the Master Fund and is recognized on the accrual basis.

(f) Distributions – The Master Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”). The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the applicable Fund’s Board.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

(g) Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

(h) Organization and Offering expenses –  Organization expenses include the cost of preparing the Private Placement Memorandums and the Limited Liability Company Agreements of Wells Fargo Multi-Strategy 100 Fund I, LLC and Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “Feeder Funds”) and other legal expenses related thereto. Offering expenses incurred in offering and selling Units and other legal expenses related thereto. Organization costs of the Master Fund were $70,000 and were expensed as incurred in August 2008. Offering costs of the Master Fund were $180,000 and are scheduled to be amortized over 12 months. For the period ended January 31, 2009, the amortized offering costs were $87,072.

(i) Third party service providers – PNC Global Investment Servicing (the “Administrator”) serves as the Administrator to the Funds. PFPC Trust Company (the “Custodian”) serves as the Custodian to the Funds. Under an agreement made between the Administrator and the Master Fund, the following annual fee will be calculated upon the Master Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

Asset-based fees will not be charged to the Feeder Funds; provided that 100% of the assets of the Feeder Fund invest into the Master Fund.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.

3. Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Feeder Funds and the Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5. The Adviser is responsible for identifying what it considers to be attractive investment opportunities and for day-to-day oversight of the Master Fund’s portfolio. Subject to policies adopted by the Board of the Master Fund and the Feeder Funds and applicable law, the Adviser is responsible for the day-to-day management of the Master Fund and for the allocation of the Master Fund’s assets to various Trusts.

Investment advisory services are provided to the Master Fund by WFAAM pursuant to an investment advisory agreement dated July 31, 2008 (the “Advisory Agreement”). As compensation for services and facilities provided by the Adviser under the Advisory Agreement, the Master Fund pays the Adviser each month a Management Fee equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Master Fund Interests determined as of the last Business Day of that month (before any repurchases of Master Fund Interests). A portion of the Management Fee may be reallocated internally to affiliates of the Adviser that supply services related to the distribution of Units.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

In addition, each feeder fund’s Board has approved a service agreement entered into among each feeder and the Adviser under the same terms, except as set forth in the next sentence. Under such agreement, the Feeder Funds do not pay the Adviser a fee if and for so long as the Feeder Funds are invested solely in the Master Fund.

4. Investments

Cost of investments transferred from the Onshore Hedge Fund and Offshore Hedge Fund as of August 1, 2008 was $88,009,203, with a tax cost of $80,406,367.

Purchases of Investments for the period ended January 31, 2009 were $42,323,790, excluding investments with a fair market value of $88,009,203 transferred from the Onshore Hedge Fund and Offshore Hedge Fund.

Proceeds from sales of investments for the period ended January 31, 2009 were $28,252,038.

5. Investments in Trusts

The Umbrella Trust serves as a transparency platform, which WFAAM believes provides a wide spectrum of investment strategies managed by numerous independent managers. WFAAM actively allocates, and from time to time reallocates, the Master Fund’s assets among certain of the various Trusts.

The investment manager of the Umbrella Trust and each Trust is HFR, whose managing member is HFR Group, L.L.C., also a Delaware limited liability company. HFR Asset Management L.L.C. is registered as an investment adviser under the Advisers Act.

The following table lists the Master Fund’s investments in the Trusts for the period ended January 31, 2009, none of which was a related party. The Master Fund indirectly bears fees and expenses as an investor in the Trusts. Each series of each Trust will pay HFR a management fee, accrued monthly and paid quarterly. The fee rate will vary and is expected to range from 1.10% to 2.60% annually of the net asset value of that series. Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Information about the underlying investments held by the Trusts is not readily available, so it is unknown whether the Trusts hold any single investment whereby the Master Fund’s proportionate share exceeds 5% of the each Trust’s net assets at January 31, 2009.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

			Net Change in
	% of Master		Unrealized	Realized
	Fund's Total		Appreciation	Gain	Redemptions
Investments	Fair Value	Fair Value	(Depreciation)	(Loss)	Permitted
HFR CA Global Opportunity Fund	3.3%	$ 3,006,896	$ 301,096	$ -	Monthly
HFR DS Opportunity Fund	2.6	2,341,115	(1,258,401)	(359,559)	Monthly
HFR DS Restoration Fund	6.1	5,524,482	251,227	48,300	Monthly
HFR ED Discovery Fund	3.4	3,031,871	(10,332)	443	Monthly
HFR ED PilotRock Fund	4.8	4,291,675	(1,175,881)	(55,594)	Monthly
HFR EM Advantage Fund	1.0	881,527	(917,908)	(1,955,561)	Monthly
HFR EM Select Fund	1.9	1,730,039	(1,253,221)	(5,312)	Monthly
HFR HE Acero Fund	3.7	3,364,261	(115,546)	(7,630)	Monthly
HFR HE Ajia Lighthorse China Growth Fund	2.6	2,332,065	(414,434)	(37,860)	Monthly
HFR HE Enorasi Fund	4.1	3,684,495	(396,059)	(16,547)	Monthly
HFR HE Europe Performance Fund	2.8	2,538,180	(234,768)	(13,497)	Monthly
HFR HE Gartmore Fund	5.7	5,120,134	(138,853)	(3,322)	Monthly
HFR HE Jade Fund	-	-	-	(1,015,106)	Monthly
HFR HE Soundpost Fund	3.6	3,211,785	(247,163)	(30,101)	Monthly
HFR HE Systematic Fund	5.1	4,585,621	(755,476)	(57,203)	Monthly
HFR HE Timescape Fund	6.8	6,115,798	(343,006)	(8,119)	Monthly
HFR MA Shorewater Fund	2.2	2,014,887	87,539	1,949	Monthly
HFR MA Strategic Fund	7.0	6,255,629	217,266	14,735	Monthly
HFR Macro Cabezon Fund	-	-	-	(399,458)	Monthly
HFR Macro Discovery Fund	3.8	3,434,819	(1,667,065)	(233,637)	Monthly
HFR Macro Seagate Fund	1.7	1,568,121	18,721	-	Monthly
HFR MF Beach Fund	4.9	4,449,562	877,889	169,638	Monthly
HFR MF Diversified Select Fund	6.2	5,577,996	360,435	38,184	Monthly
HFR MN JDI Fund	-	-	-	(162,493)	Monthly
HFR RVA ARX Fund	2.0	1,816,462	(173,223)	(21,358)	Monthly
HFR RVA Combined Fund	4.3	3,976,275	(1,511,934)	(793,081)	Monthly
HFR RVA Lake Hill Fund	-	-	-	(518,632)	Monthly
HFR RVA Lazard Rathmore Fund	2.2	1,982,625	56,837	(4,012)	Monthly
HFR RVA Titan Fund	7.9	7,064,422	1,205,234	186,298	Monthly
Total	100.0%	$ 89,900,742	$ (7,237,026)	$(5,238,535)

6. Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

•

Level 1 – The values for securities classified as Level 1 are based on unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•

Level 2 – The values for securities classified as Level 2 are based on quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•

Level 3 – The values for securities categorized as Level 3 are based on prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Master Fund’s net assets as of January 31, 2009, is as follows:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	89,900,742
Total	$89,900,742

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities

Balance, as of August 1, 2008	$-
Realized gain (loss)	(5,238,535)
Change in unrealized appreciation (depreciation)	(7,237,026)
Net purchases (sales)	102,376,303
Net transfers in/out of Level 3	-
Balance, as of January 31, 2009	$89,900,742

Investments in Securities

The amount of total gains and losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(7,237,026)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
January 31, 2009

7. Capital Share Transactions

The Feeder Funds’ assets consist primarily of interests in the Master Fund. The Master Fund Board expects that the Master Fund will conduct repurchase offers on a quarterly basis in order to permit the Feeder Funds to meet their obligations under their repurchase offers.

Transactions in the Master Fund’s interests were as follows (excluding 88,305 units worth $88,304,551 contributed in-kind by members as of August 1, 2008):

For the Period Ended January 31, 2009	Unit	Amount
Interest sold	26,056	$25,013,110
Interest repurchased	(9,796)	(8,497,177)
Net increase	16,260	$16,515,933

8. Risk Factors

An investment in the Master Fund involves various risks. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited)

FAS 157 level’s classification of the HFR Trusts as of 01/31/09

As noted in Note 6 to the financial statements, the Fund has classified all investment holdings as Level 3 securities in accordance with FAS 157. However, the underlying trusts that are managed by HFR Asset Management, LLC (the “HFR Trusts”) and which are held by the Fund may invest in a mix of Level 1, 2 and 3 securities.

In order to provide investors with more information regarding the FAS 157 levels of the underlying investments held by the HFR Trusts, the following summary table is being provided:

Percentage of investments held by HFR Trusts

Level 1 – Quoted Prices	52%
Level 2 – Other Significant Observable Inputs	45%
Level 3 – Significant Unobservable Inputs	3%
Total	100%

For each HFR Trust, the percentage of securities classified at each level is calculated using the net investments in that level divided by the total investment fair value. This is then aggregated for the Fund using the pro-rata portion of the HFR Trusts held by the Fund.

Apart from the investments, the computation does not incorporate any other assets or liabilities which the HFR Trusts may hold.

Approval of Investment Advisory Agreement

At the initial meeting of the Fund’s board of managers (“Board”), which was held in person on July 17, 2008, the Board discussed the materials previously provided to them to assist in their consideration of the proposed investment advisory agreement (“Agreement”). When assessing the initial approval of the Agreement between Wells Fargo Multi-Strategy 100 Master Fund (“Master Fund”) and Wells Fargo Alternative Asset Management, LLC (“Investment Adviser”), the Board considered, among other information, the following:

•	A report comparing the proposed fee and anticipated expenses of the Master Fund to similar funds;
•	Information on a relevant peer group of registered funds of hedge funds;
•	The economic outlook and the general investment outlook in the relevant financial markets;
•	The Investment Adviser's prior results with the Master fund’s predecessor and the financial condition and resources of Wells Fargo and its affiliates;
•	Arrangements regarding the distribution of Master Fund and feeder fund interests;
•	The procedures used to determine the fair value of Master Fund assets;
•	The Investment Adviser's anticipated management of the relationship with the Master Fund's administrator, custodian and independent registered public accounting firm;
•	The resources devoted to the Investment Adviser's compliance efforts undertaken on behalf of the private funds it manages and its efforts in regard to its first registered investment company;
•	The quality, nature, cost and character of the administrative and other non-investment management services provided by the Investment Adviser and its affiliates;
•	Investment management staffing; and
•	Anticipated operating expenses to be paid to third parties.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

The Board reviewed the nature, quality and scope of the services to be provided to the Master Fund by the Investment Adviser pursuant to the Agreement. The Board also considered the proposed fee to be charged under the Agreement, as well as the performance of the Master Fund's predecessor, and reviewed comparative fee and performance data previously provided by the Investment Adviser. The Board did not consider any single factor as controlling in determining whether to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Investment Adviser to the Master Fund under the Agreement, including the selection of underlying funds, allocation of the Master Fund's assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds' managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Master Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Adviser under the Agreement, including, among other things, providing to the Master Fund and feeder funds office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Adviser who would provide the investment advisory and administrative services to the Master Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser's compliance policies and procedures, including the procedures used to determine the fair value of the Master Fund's assets. The Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the performance of the Master Fund’s predecessor based on information provided by the Investment Adviser that showed (i) the Master Fund's predecessor’s historical performance compared to various diversified hedge fund indices, and (ii) the Master Fund's predecessor’s return for its most recent fiscal period as compared to the return of other comparable registered funds-of-hedge-funds. The Board considered the Master Fund's predecessor’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Board concluded that the Master Fund's predecessor performance was satisfactory and that, while past performance is not indicative of future performance, indicated a high level of demonstrated skill on the part of the Investment Adviser.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the proposed advisory fee rate and anticipated total expense ratio of the Master Fund and feeder funds ("Feeder Funds"). The Board compared the proposed advisory fee and total expense ratios for each of the Master Fund and Feeder Funds with various comparative data, including a report prepared by the Investment Adviser comparing the proposed fees payable by each of the funds to those payable by other comparable registered funds of hedge funds. The Board noted that the proposed fee payable to the Investment Adviser was lower than or comparable to the fees payable to the advisers of most comparable registered funds of hedge funds. The Board concluded that the advisory fee to be paid by the Master Fund and total expense ratio of each of the Feeder Funds were reasonable and satisfactory in light of the anticipated services to be provided.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Breakpoints and Economies of Scale

The Board reviewed the structure of the Master Fund's management fee under the Advisory Agreement and noted that it does not include any breakpoints. The Board considered the Master Fund's advisory fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Master Fund. The Board also determined that, given the anticipated relative size of the Master Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Investment Adviser and its affiliates from the Investment Adviser's relationship with the funds. The Board noted that the Investment Adviser realized a profit with respect to the predecessor to the Master Fund and operates profitable lines of advisory business in other respects. Based on their review of the information they received, the Board concluded that there anticipated profits to be earned, if any, by the Investment Adviser and its affiliates were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Board concluded it would be in the best interest of the Master Fund and Feeder Funds and their anticipated members to approve the Advisory Agreement as proposed.

The Boards of Managers of the Funds and the Master Fund

The Funds’ Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds and Master Fund, respectively, and have overall responsibility to manage and control the business affairs of the Funds and the Master Fund, respectively, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ and the Master Fund’s business, respectively. The Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds and the Master Fund, respectively, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust. The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest). The Offshore Feeder Fund does not have a board of directors. The members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund. The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The Managers of the Boards and the Master Fund Board are not required to contribute to the capital of the Funds or the Master Fund or to hold Units of the Funds or an interest in the Master Fund. A majority of the Managers of the Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds and the Master Fund, respectively (collectively, the “Independent Managers”). The Independent Managers perform the same functions for the Funds and the Master Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

The identity of the Managers and officers of the Funds and the Master Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Manager who is deemed to be an “interested person” of the Funds or the Master Fund, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) With the Funds and the Master Fund	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex[2] Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 45*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	3	None.
Dennis G. Schmal; 61	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Director of the 13 AssetMark mutual funds since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.	3

Director of the 13 AssetMark mutual funds since 2007; Director of Varian Semiconductor Equipment Associates since 2004; Director of MCF Corporation since 2003; Director of North Bay Bancorp from 2006 to 2007.

Tim Holmes, 46	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Portfolio Manager of Nuveen Asset Management since 2007; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	3	None.

*	Indicates an interested Manager.

(1)

Each Manager serves until death, retirement, resignation or removal from the applicable Board or the Master Fund Board. Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 3 closed-end registered investment companies, including the Funds and the Master Fund.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age	Position(s) With the Fund and the Master Fund	Length of Time Served(1)	Principal Occupation During Past Five Years

Eileen Alden, 38	Treasurer	Since August 1, 2008

Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 51	Chief Compliance Officer, Secretary	Since August 1, 2008

Vice President and Compliance Manager of Wells Fargo Bank’s Wealth Management Group since 2004; CCO of Nelson Capital Management, a division of Wells Fargo Private Investment Advisors, LLC since 2005; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of a Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of managers has determined that Dennis Schmal is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed from the registrant’s inception on August 1, 2008 through January 31, 2009 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $5,000.

Audit-Related Fees

(b)	The aggregate fees billed from the registrant’s inception on August 1, 2008 through January 31, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

(c)

The aggregate fees billed from the registrant’s inception on August 1, 2008 through January 31, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0.

All Other Fees

(d)

The aggregate fees billed from the registrant’s inception on August 1, 2008 through January 31, 2009 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee (the “Committee”) shall have the power to pre-approve the performance by the registrant’s principal accountant (the “Auditors”) of audit-related services, including internal control-related services, where such services are reasonably related to the performance of the audit or review of the registrant’s financial statements and/or the registrant’s internal control over financial reporting that are traditionally performed by the independent auditor.

The Committee shall have the power to pre-approve the performance by the Auditors of any non-audit service, including tax services, for the registrant, if such service is not a prohibited service under Section 201 of the Sarbanes-Oxley Act of 2002, and such pre-approval shall be required before any such service may be performed for the registrant. The Committee shall timely advise the principal executive officer and principal financial officer of the registrant (or whoever is responsible for preparing and filing the registrant’s reports under the Securities Exchange of 1934, as amended, as required by the Investment Company Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant from the registrant’s inception on August 1, 2008 through January 31, 2009 were $90,694.

(h)

The registrant’s audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

WELLS FARGO MULTI-STRATEGY 100 FUND I, LLC
WELLS FARGO MULTI-STRATEGY 100 TEI FUND I, LLC
WELLS FARGO MULTI-STRATEGY 100 MASTER FUND I, LLC

Policies and Procedures regarding Voting of Proxies

I.         Introduction

The following guidelines and standards are established to govern the process of voting proxies received by Wells Fargo Multi-Strategy 100 Fund I, LLC (“100 Fund”), Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (“100 TEI Fund”) and Wells Fargo Multi-Strategy 100 Master Fund I, LLC(the “Master Fund” and with the 100 Fund and the 100 TEI Fund, the “Funds”), each of which is a registered investment company advised by Wells Fargo Alternative Asset Management, LLC (the “Adviser”).

II.          Procedures

The following are steps that will be taken by (A) each of the 100 Fund and the 100 TEI Fund and (B) the Master Fund in voting proxies.

(A)	The 100 Fund and the 100 TEI Fund.

Whenever the 100 Fund, as an investor in the Master Fund, is requested to vote on matters pertaining to the Master Fund (other than the termination of a Master Fund’s business which may be determined by the Board of Managers of the Master Fund without investor approval), the 100 Fund will seek instructions of its members, without the necessity of holding a meeting or obtaining a quorum of members, and vote all of the 100 Fund’s interests in the Master Fund proportionately to the instructions received from those members. Similarly, whenever the 100 TEI Fund, as a member in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (“LDC”), is requested to vote on matters pertaining to the Master Fund (other than the termination of the Master Fund’s business), the LDC will pass voting rights to the 100 TEI Fund, and the 100 TEI Fund will seek instructions of its members, without the necessity of holding a meeting or obtaining a quorum of members, and vote all of the 100 TEI Fund’s interests in the Master Fund proportionately to the instructions received from those members. Thus, the LDC will not vote on Master Fund matters requiring a vote of the Master Fund’s members without the instruction of Members of the 100 TEI Fund. Each Fund shall vote units for which it receives no voting instructions in the same proportion as the units for which it receives voting instructions.

(B) Master Fund.

The Master Fund invests in underlying funds (sub trusts, currently), that do not issue voting securities. Therefore, the Master Fund does not receive proxies and is not called upon to vote proxies. If the Master Fund ever would be called upon to vote proxies, the Adviser’s policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Master Fund and its interest holders, based on the Adviser’s reasonable judgment of what is in the Master Fund’s best interest. The Adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, if the Master Fund invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Master Fund and its interest holders. The Adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the Adviser will vote on most issues presented in a trust proxy statement in accordance with the position of the company’s management, unless the Adviser determines that voting in accordance with managements’ recommendation would adversely affect the investment merits of owning the investment. However, the Adviser will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in the Adviser’s judgment, it would not be in the best interests of the client to do so. In addition, the Master Fund invests only in trusts that are unaffiliated with the Adviser.

III.          Disclosure of Votes

Information regarding how proxies received, if any, by the 100 Fund or the 100 TEI Fund and Master Fund were voted during the 12-month period ended June 30 of each year will be filed on Form N-PX by each Fund on an annual basis not later than August 31 of each year, as required by Form N-PX and applicable rules, as they may be amended from time to time.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Managers or Management Team Members and Description of Role of Portfolio Managers or Management Team Members

Biographies of certain of Wells Fargo Alternative Asset Management, LLC (“WFAAM” or the “Adviser”) principals having portfolio management responsibility for the registrant (the “Fund”) (“WFAAM Managers”) are below:

Daniel J. Rauchle, President. Mr. Rauchle is a Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board. In addition, Mr. Rauchle is a Senior Vice President of Wells Fargo Bank, and is responsible for the oversight of Wells Fargo’s proprietary alternative investment strategies. Mr. Rauchle has also served as a Director with Charles Schwab & Co.’s Investment Management and Retirement Plan Services divisions. Prior to Charles Schwab & Co., Mr. Rauchle was Managing Director of US Bancorp’s Qualivest mutual fund complex as well as Portfolio Manager of the Qualivest International Opportunities Fund. Mr. Rauchle holds a BBA in Finance, an MBA in Finance & Investments as well as Real Estate from the University of Wisconsin, and a JD from the University of Wisconsin School of Law.

Eileen Alden, Treasurer and Director. Ms. Alden is a Director of WFAAM and a member of the WFAAM Investment Advisory Board, and is responsible for WFAAM investment operations, research and analysis. In addition, Ms. Alden is a Vice President of Wells Fargo Bank and a member of the Asset Allocation Committee for the Wealth Management Group and Family Wealth Group. Prior to joining WFAAM in 2005, Ms. Alden was Assistant Vice President at Progress Investment Management Company, an institutional asset management firm specializing in multi-manager products, where she conducted emerging manager research and new product development. Before joining Progress, she was the Director of Fund Management at Meridian Investment Management, an investment advisor managing alternative investment products for overseas clients. At Meridian, she led the development of new offshore hedge fund-of-funds, performing manager research, asset allocation, and operations management. Earlier in her career she was an analyst at Fidelity and State Street. She is a graduate of the University of North Carolina at Chapel Hill, and is a member of the 100 Women in Hedge Funds organization.

(a)(2)	Other Accounts Managed by Portfolio Managers or Management Team Members and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Managers or Management Team Members

(as of January 31, 2009)

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Daniel J. Rauchle	Registered Investment Companies:	0*	$0	0	$0
	Other Pooled Investment Vehicles:	10	$78,279,000	0	$0
	Other Accounts:	0	$0	0	$0
Eileen Alden	Registered Investment Companies:	0*	$0	0	$0
	Other Pooled Investment Vehicles:	10	$78,279,000	0	$0
	Other Accounts:	0	$0	0	$0

*

Not including the Wells Fargo Multi-Strategy 100 Master Fund I, LLC, the Wells Fargo Multi-Strategy 100 Fund I, LLC, Wells Fargo Multi-Strategy 100 TEI Fund I, LLC or the Wells Fargo Multi-Strategy 100 TEI Fund I, LDC.

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise because WFAAM has day-to-day portfolio management responsibilities with respect to more than one fund. WFAAM manages other pooled investment vehicles with investment strategies similar to the Fund. Fees earned by the Adviser may vary among these accounts, and the WFAAM managers may personally invest in these accounts. These factors could create conflicts of interest because the WFAAM managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the WFAAM managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the WFAAM managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the WFAAM managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Adviser will allocate investment opportunities among the Fund and other accounts with similar investment strategies fairly and equitably over time and will not favor certain accounts over others, whether advised by the Adviser or an affiliate. The Adviser also will not favor proprietary accounts over accounts for which all or substantially all of the capital is provided by outside investors. The Adviser will supervise the allocation of transaction costs and investment opportunities among accounts. The Chief Compliance Officer of the Adviser will review its activity to ensure that the Adviser is not unfairly favoring any accounts. Determination of whether an allocation is unfair will depend on the individual facts and circumstances and the accounts’ needs and objectives. The Adviser will make every reasonable effort to allocate opportunities fairly and equitably over time in view of the different investment objectives, diversification requirements, leverage, risk parameters and current positions of the accounts.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Compensation for the WFAAM Managers is a combination of a fixed salary and a bonus. The bonus paid to a WFAAM Manager for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFRX Index, HFR Fund of Funds Composite Index, or a peer group of hedge fund of funds deemed to be similar in structure, investment objective, and risk profile as determined by the senior management of the Adviser. The amount of salary and bonus paid to the WFAAM Managers is based on a variety of factors, including the financial performance of the Adviser, financial performance of Wells Fargo as the parent company of the Adviser, execution of managerial responsibilities, effective oversight of risk and compliance objectives, fund performance, client interactions and teamwork support. WFAAM Managers may also participate in other forms of non-cash compensation provided through Wells Fargo, including a 401k plan that enables them to direct a percentage of their pre-tax salary and certain parent company matching contributions into a tax-qualified retirement plan as well as eligibility to participate in stock option plans with Wells Fargo.

(a)(4)	Disclosure of Securities Ownership

  None of the WFAAM Managers currently owns any Units of the Fund.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Compensation Committee will consider nominees to the registrant’s board of managers recommended by members, provided that such recommendations are submitted with reasonable advance written notice to the Chairperson of the Nominating and Compensation Committee.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date                  4/7/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date                 4/7/2009

By (Signature and Title)*	/s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date                  4/7/2009

* Print the name and title of each signing officer under his or her signature.